UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Preferred Stock - Par Value	$ 0.0001	$ 0.0001
Preferred Stock - Shares Authorized	10,000,000	10,000,000
Preferred Stock - Shares Issued	4,540	4,540
Preferred Stock - Shares Outstanding	4,540	4,540
Common Stock - Par Value	$ 0.0001	$ 0.0001
Common Stock - Shares Authorized	250,000,000	250,000,000
Common Stock - Shares Issued	108,640,916	40,517,413
Common Stock - Shares Outstanding	108,640,916	40,517,413
Series D preferred stock
Preferred Stock - Shares Issued	1,200	600
Preferred Stock - Shares Outstanding	1,200	600